Schedule of Supplementary Information about the Parent Entity (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Loss After Income Tax Expense for the Year	$ (11,099,171)	$ (16,389,292)	$ (11,571,240)
Total comprehensive loss	(10,510,986)	(16,327,801)	(9,629,678)
Total current assets	9,374,817	3,478,703
Total assets	112,542,132	107,246,021
Total current liabilities	2,686,276	3,210,032
Total liabilities	2,686,276	8,862,289
Equity
Ordinary share - issued and fully paid value, ending of the period	167,036,279	143,972,570	142,986,671
Closing balance	7,981,298	9,061,897	8,726,228
Accumulated losses	(77,283,769)	(66,268,134)
Balance	109,855,856	98,383,732	113,389,965
Parent [member]
IfrsStatementLineItems [Line Items]
Loss After Income Tax Expense for the Year	(9,965,292)	(15,166,025)	(10,534,690)
Total comprehensive loss	(9,965,292)	(15,166,025)	(10,534,690)
Total current assets	572,229	3,170,822	17,352,971
Total assets	109,817,618	105,439,276	118,145,995
Total current liabilities	650,727	2,637,947	1,799,920
Total liabilities	650,727	8,290,204	7,152,464
Equity
Ordinary share - issued and fully paid value, ending of the period	167,036,278	143,972,569	142,986,671
Closing balance	7,981,298	9,061,897	8,726,228
Accumulated losses	(65,850,685)	(55,885,394)	(40,719,368)
Balance	$ 109,166,891	$ 97,149,072	$ 110,993,531